The subsidiaries with a functional currency different from Real are listed below (Details)	9 Months Ended
Sep. 30, 2021
Braskem Alemanha
Disclosure of subsidiaries [line items]
Functional currency	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem M&amp;amp;amp;#63;xico Sofom
Disclosure of subsidiaries [line items]
Functional currency	U.S.dollar
Braskem Idesa , Braskem Idesa Servi&amp;amp;amp;#63;os, Braskem M&amp;amp;amp;#63;xico and Braskem M&amp;amp;amp;#63;xico Servi&amp;amp;amp;#63;os
Disclosure of subsidiaries [line items]
Functional currency	Mexican peso
Braskem Argentina [Member]
Disclosure of subsidiaries [line items]
Functional currency	Argentinean peso
Braskem Chile [Member]
Disclosure of subsidiaries [line items]
Functional currency	Chilenean peso
Braskem India [Member]
Disclosure of subsidiaries [line items]
Functional currency	Rupee